Description of business and basis of preparation of the consolidated financial statements - IFRS 15 - Impact on the consolidated statement of financial position - Tabular disclosure (Details) - EUR (€)
€ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Assets [abstract]
Goodwill	€ 27,174		€ 26,911	€ 26,979		€ 26,932
Deferred tax assets	1,366		1,586	1,847		2,137
Total non-current assets	74,701		73,612	74,373		70,898
Other customer contract assets	1,166		1,204	1,335		1,442
Customer contract assets			815	916		1,027
Other current assets	1,152		1,094	1,073		983
Prepaid expenses	571		455	394		373
Total current assets	21,891		21,737	21,038		15,632
Assets held for sale						5,788
Total assets	96,592		95,349	95,411		92,318
Equity and liabilities [abstract]
Total equity	33,249		33,512	33,845		34,082
Deferred tax liabilities	631		655	706		924
Total non-current liabilities	33,047		32,780	35,638		36,582
Trade payables	6,736		6,527	6,214		6,231
Customer contract liabilities	2,002		2,021	2,071		2,121
Deferred income	58		76	84		39
Total current liabilities	30,296		29,057	25,928		21,654
Total equity and liabilities	96,592		95,349	95,411		92,318
Costs to obtain contracts with customers [member]
Assets [abstract]
Cost to obtain or fulfil contracts with customers	233		250	274		294
Costs to fulfil contracts with customers [member]
Assets [abstract]
Cost to obtain or fulfil contracts with customers	€ 149		139	145		121
Previously stated [member]
Assets [abstract]
Goodwill			27,095	27,156		27,071
Deferred tax assets		€ 1,591	1,825	2,116		2,430
Total non-current assets		73,617	74,035	74,819		71,330
Other current assets			1,101	1,073		983
Prepaid expenses			594	540		495
Total current assets		21,709	20,679	19,849		14,312
Assets held for sale						5,788
Total assets		95,326	94,714	94,668		91,430
Equity and liabilities [abstract]
Total equity		33,489	32,942	33,174		33,267
Deferred tax liabilities			611	658		879
Total non-current liabilities		32,780	32,736	35,590		36,537
Trade payables			6,522	6,211		6,227
Deferred income			2,081	2,134		2,136
Total current liabilities		29,057	29,036	25,904		21,626
Total equity and liabilities		€ 95,326	94,714	94,668		91,430
Increase (decrease) due to application of IFRS 15 [member]
Assets [abstract]
Goodwill			(184)	(177)		(139)
Deferred tax assets			(239)	(269)		(293)
Total non-current assets			(423)	(446)		(432)
Other customer contract assets			1,204	1,335		1,442
Customer contract assets			815	916		1,027
Other current assets			(7)
Prepaid expenses			(139)	(146)		(122)
Total current assets			1,058	1,189		1,320
Total assets			635	743		888
Equity and liabilities [abstract]
Total equity			570	671		815
Deferred tax liabilities			44	48	€ 339	45
Total non-current liabilities			44	48		45
Trade payables			5	3		4
Customer contract liabilities			2,021	2,071		2,121
Deferred income			(2,005)	(2,050)		(2,097)
Total current liabilities			21	24		28
Total equity and liabilities			€ 635	€ 743		€ 888